Fair Value Measurements	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Fair Value Measurements
The Company holds money market fund investments that are classified as cash equivalents that are measured at fair value on a recurring basis based on quoted prices in active markets for identical assets. The Company also holds available-for-sale securities that are valued using a series of multi-dimensional relational models and series of matrices with standard inputs obtained from readily available pricing sources and other observable market data, such as benchmark yields and base spread. Equity interests measured at fair value are based on quoted prices for similar assets in active markets.

The carrying amounts of accrued payroll, bonuses and other benefits due team members, and other accrued expenses approximate fair value because of their short maturities. Store closure reserves and estimated workers’ compensation claims are recorded at net present value to approximate fair value.

The Company held the following financial assets measured at fair value on a recurring basis based on the hierarchy levels indicated (in millions):

July 3, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total
Cash equivalents:
Money market fund	$165	$—	$—	$165
Commercial paper	—	46	—	46
Municipal bonds	—	18	—	18
Marketable securities - available-for-sale:
Municipal bonds	—	153	—	153
Other assets:
Equity interests	—	7	—	7
Total	$165	$224	$—	$389

September 27, 2015	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total
Cash equivalents:
Money market fund	$32	$—	$—	$32
Marketable securities - available-for-sale:
Asset-backed securities	—	13	—	13
Certificates of deposit	—	2	—	2
Corporate bonds	—	30	—	30
Municipal bonds	—	173	—	173
Total	$32	$218	$—	$250

The estimated fair value of the Company’s long-term debt is included in Note 8 “Long-Term Debt.”

Fair Value Measurements
Assets Measured at Fair Value on a Recurring Basis
The Company held the following financial assets measured at fair value on a recurring basis based on the hierarchy levels indicated (in millions):

September 27, 2015	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total
Cash equivalents:
Money market fund	$32	$—	$—	$32
Marketable securities - available-for-sale:
Asset-backed securities	—	13	—	13
Certificates of deposit	—	2	—	2
Corporate bonds	—	30	—	30
Municipal bonds	—	173	—	173
Total	$32	$218	$—	$250

September 28, 2014	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total
Cash equivalents:
Money market fund	$46	$—	$—	$46
Treasury bills	4	—	—	4
Commercial paper	—	15	—	15
Marketable securities - available-for-sale:
Asset-backed securities	—	13	—	13
Commercial paper	—	33	—	33
Corporate bonds	—	97	—	97
Municipal bonds	—	530	—	530
Total	$50	$688	$—	$738

Assets Measured at Fair Value on a Nonrecurring Basis
Assets recognized or disclosed at fair value on a nonrecurring basis include items such as property and equipment, intangible assets, and other assets. These assets are measured at fair value if determined to be impaired. During fiscal year 2015, the Company recorded fair value adjustments, based on hierarchy input Level 3, totaling approximately $46 million related to certain locations for which asset value exceeded expected future cash flows, which were primarily included in the “Selling, general and administrative expenses” line item on the Consolidated Statements of Operations. These asset impairment charges reduced the carrying value of related long-term assets to fair value. Fair value adjustments, based on hierarchy input Level 3, were not material during fiscal year 2014 or 2013.